Condensed consolidating financial information - Schedule of Consolidated Statements of Comprehensive Income (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) - Schedule of Consolidated Statements of Comprehensive Income [Line Items]
Profit (loss) for the year	£ 2,267	£ 1,908	£ 1,989
Post Retirement Defined Benefit Scheme Remeasurements [Abstract]
Remeasurements before tax	908	752	(124)
Tax	(206)	(178)	32
Post-retirement defined benefit scheme remeasurements, net of tax	702	574	(92)
Movements in revaluation reserve in respect of equity shares held at fair value through other comprehensive income:
Change in fair value	(97)
Tax	(22)
Fair value, net of tax	(75)
Gains and losses attributable to own credit risk:
Gains (losses) before tax	167	(11)	(44)
Tax	(45)	3	12
Gains (Losses) Attributable To Own Credit Risk, Net of Tax	122	(8)	(32)
Movements in revaluation reserve in respect of debt securities held at fair value through other comprehensive income:
Change in fair value	109
Income statement transfers in respect of disposals	(203)
Income statement transfers in respect of impairment	1
Tax	46
Other comprehensive income, net of tax, financial assets measured at fair value through other comprehensive income	(47)
Movements in revaluation reserve in respect of available-for-sale financial assets:
Change in fair value		(152)	455
Income statement transfers in respect of disposals		(131)	(315)
Income statement transfers in respect of impairment			(6)
Tax		111	(48)
Available for sale after tax		(172)	98
Movements in cash flow hedging reserve:
Effective portion of changes in fair value taken to other comprehensive income	(223)	(96)	(267)
Net income statement transfers	(423)	(334)	(317)
Tax	182	132	151
Cash flow hedging reserve	(464)	(298)	(433)
Currency translation differences (tax: nil)	5	(25)	(7)
Other comprehensive income for the period, net of tax	243	71	(466)
Total comprehensive income for the period	2,510	1,979	1,523
Total comprehensive income attributable to ordinary shareholders	2,268	1,724	1,273
Total comprehensive income attributable to other equity holders	205	206	209
Total comprehensive income attributable to equity holders	2,473	1,930	1,482
Total comprehensive income attributable to non-controlling interests	37	49	41
Company
CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) - Schedule of Consolidated Statements of Comprehensive Income [Line Items]
Profit (loss) for the year	3,016	808	1,591
Movements in cash flow hedging reserve:
Total comprehensive income for the period	3,016	808	1,591
Total comprehensive income attributable to ordinary shareholders	2,811	602	1,382
Total comprehensive income attributable to other equity holders	205	206	209
Total comprehensive income attributable to equity holders	3,016	808	1,591
Lloyds Bank
CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) - Schedule of Consolidated Statements of Comprehensive Income [Line Items]
Profit (loss) for the year	3,195	2,620	2,659
Post Retirement Defined Benefit Scheme Remeasurements [Abstract]
Remeasurements before tax	411	541	(99)
Tax	(111)	(137)	27
Post-retirement defined benefit scheme remeasurements, net of tax	300	404	(72)
Movements in revaluation reserve in respect of equity shares held at fair value through other comprehensive income:
Change in fair value	(100)
Tax	(22)
Fair value, net of tax	(78)
Gains and losses attributable to own credit risk:
Gains (losses) before tax	167	(11)	(44)
Tax	(45)	3	12
Gains (Losses) Attributable To Own Credit Risk, Net of Tax	122	(8)	(32)
Movements in revaluation reserve in respect of debt securities held at fair value through other comprehensive income:
Change in fair value	103
Income statement transfers in respect of disposals	(212)
Income statement transfers in respect of impairment	1
Tax	45
Other comprehensive income, net of tax, financial assets measured at fair value through other comprehensive income	(63)
Movements in revaluation reserve in respect of available-for-sale financial assets:
Change in fair value		(195)	426
Income statement transfers in respect of disposals		(131)	(202)
Tax		105	(59)
Available for sale after tax		(221)	165
Movements in cash flow hedging reserve:
Effective portion of changes in fair value taken to other comprehensive income	5	80	(65)
Net income statement transfers	(298)	(240)	(196)
Tax	79	62	68
Cash flow hedging reserve	(214)	(98)	(193)
Currency translation differences (tax: nil)	2	(1)
Currency translation differences (tax: nil)			(4)
Other comprehensive income for the period, net of tax	69	76	(136)
Total comprehensive income for the period	3,264	2,696	2,523
Total comprehensive income attributable to ordinary shareholders	3,129	2,560	2,386
Total comprehensive income attributable to other equity holders	135	136	137
Total comprehensive income attributable to equity holders	3,264	2,696	2,523
Subsidiaries
CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) - Schedule of Consolidated Statements of Comprehensive Income [Line Items]
Profit (loss) for the year	1,519	1,673	2,289
Post Retirement Defined Benefit Scheme Remeasurements [Abstract]
Remeasurements before tax	497	211	(25)
Tax	(95)	(41)	5
Post-retirement defined benefit scheme remeasurements, net of tax	402	170	(20)
Movements in revaluation reserve in respect of equity shares held at fair value through other comprehensive income:
Change in fair value	7
Fair value, net of tax	7
Movements in revaluation reserve in respect of debt securities held at fair value through other comprehensive income:
Change in fair value	(38)
Income statement transfers in respect of disposals	9
Tax	1
Other comprehensive income, net of tax, financial assets measured at fair value through other comprehensive income	(28)
Movements in revaluation reserve in respect of available-for-sale financial assets:
Change in fair value		15	23
Income statement transfers in respect of disposals		(18)	(113)
Income statement transfers in respect of impairment			9
Tax		6	11
Available for sale after tax		3	(70)
Movements in cash flow hedging reserve:
Effective portion of changes in fair value taken to other comprehensive income	(89)	(80)	(56)
Net income statement transfers	(11)	30	16
Tax	27	13	10
Cash flow hedging reserve	(73)	(37)	(30)
Currency translation differences (tax: nil)	3	(37)
Currency translation differences (tax: nil)			10
Other comprehensive income for the period, net of tax	311	99	(110)
Total comprehensive income for the period	1,830	1,772	2,179
Total comprehensive income attributable to ordinary shareholders	1,737	1,663	2,077
Total comprehensive income attributable to other equity holders	56	111	10
Total comprehensive income attributable to equity holders	1,793	1,774	2,087
Total comprehensive income attributable to non-controlling interests	37	(2)	92
Consolidation adjustments
CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) - Schedule of Consolidated Statements of Comprehensive Income [Line Items]
Profit (loss) for the year	(5,463)	(3,193)	(4,550)
Movements in revaluation reserve in respect of equity shares held at fair value through other comprehensive income:
Change in fair value	(4)
Fair value, net of tax	(4)
Movements in revaluation reserve in respect of debt securities held at fair value through other comprehensive income:
Change in fair value	44
Other comprehensive income, net of tax, financial assets measured at fair value through other comprehensive income	44
Movements in revaluation reserve in respect of available-for-sale financial assets:
Change in fair value		28	6
Income statement transfers in respect of disposals		18
Income statement transfers in respect of impairment			(3)
Available for sale after tax		46	3
Movements in cash flow hedging reserve:
Effective portion of changes in fair value taken to other comprehensive income	(139)	(96)	(146)
Net income statement transfers	(114)	(124)	(137)
Tax	76	57	73
Cash flow hedging reserve	(177)	(163)	(210)
Currency translation differences (tax: nil)		13
Currency translation differences (tax: nil)			(13)
Other comprehensive income for the period, net of tax	(137)	(104)	(220)
Total comprehensive income for the period	(5,600)	(3,297)	(4,770)
Total comprehensive income attributable to ordinary shareholders	(5,409)	(3,101)	(4,572)
Total comprehensive income attributable to other equity holders	(191)	(247)	(147)
Total comprehensive income attributable to equity holders	(5,600)	(3,348)	(4,719)
Total comprehensive income attributable to non-controlling interests		51	(51)
Group
CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) - Schedule of Consolidated Statements of Comprehensive Income [Line Items]
Profit (loss) for the year	2,267	1,908	1,989
Post Retirement Defined Benefit Scheme Remeasurements [Abstract]
Remeasurements before tax	908	752	(124)
Tax	(206)	(178)	32
Post-retirement defined benefit scheme remeasurements, net of tax	702	574	(92)
Movements in revaluation reserve in respect of equity shares held at fair value through other comprehensive income:
Change in fair value	(97)
Tax	(22)
Fair value, net of tax	(75)
Gains and losses attributable to own credit risk:
Gains (losses) before tax	167	(11)	(44)
Tax	(45)	3	12
Gains (Losses) Attributable To Own Credit Risk, Net of Tax	122	(8)	(32)
Movements in revaluation reserve in respect of debt securities held at fair value through other comprehensive income:
Change in fair value	109
Income statement transfers in respect of disposals	(203)
Income statement transfers in respect of impairment	1
Tax	46
Other comprehensive income, net of tax, financial assets measured at fair value through other comprehensive income	(47)
Movements in revaluation reserve in respect of available-for-sale financial assets:
Change in fair value		(152)	455
Income statement transfers in respect of disposals		(131)	(315)
Income statement transfers in respect of impairment			6
Tax		111	(48)
Available for sale after tax		(172)	98
Movements in cash flow hedging reserve:
Effective portion of changes in fair value taken to other comprehensive income	(223)	(96)	(267)
Net income statement transfers	(423)	(334)	(317)
Tax	182	132	151
Cash flow hedging reserve	(464)	(298)	(433)
Currency translation differences (tax: nil)	5	(25)
Currency translation differences (tax: nil)			(7)
Other comprehensive income for the period, net of tax	243	71	(466)
Total comprehensive income for the period	2,510	1,979	1,523
Total comprehensive income attributable to ordinary shareholders	2,268	1,724	1,273
Total comprehensive income attributable to other equity holders	205	206	209
Total comprehensive income attributable to equity holders	2,473	1,930	1,482
Total comprehensive income attributable to non-controlling interests	£ 37	£ 49	£ 41